Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of income (loss) before provision (benefit) for income taxes:
U.S.		$ 65,230	$ 191,175	$ 313,530
Canada		39,038	44,358	48,327
Other Foreign		58,750	62,833	(8,957)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes		163,018	298,366	352,900
Provision (benefit) for income taxes:
Federal-current		92,657	134,231	47,523
Federal-deferred		(64,441)	(57,166)	25,708
State-current		10,232	25,466	23,828
State-deferred		(8,056)	(15,134)	(1,093)
Foreign-current		59,600	32,377	31,748
Foreign-deferred		(26,935)	(4,901)	(21,226)
Provision (Benefit) for Income Taxes		63,057	114,873	106,488
Reconciliation of total income tax expense and applying the federal income tax rate to income before provision (benefit) for income taxes:
Computed "expected" tax provision		57,057	104,428	123,515
Changes in income taxes resulting from:
State taxes (net of federal tax benefit)		4,212	6,946	16,301
Increase in valuation allowance (net operating losses)		2,832	9,045	12,601
Decrease in valuation allowance (foreign tax credits)		(30,018)	(6,771)	(2,757)
Foreign repatriation		44,751
Foreign restructuring		17,691
Impairment of assets and other transaction costs		6,576	3,045	10,254
Reserve accrual (reversal) and audit settlements (net of federal tax benefit)		(16,322)	8,266	(32,989)
Foreign tax rate differential		(33,852)	(30,798)	(34,867)
Disallowed foreign interest and Subpart F income		9,708	15,242	5,663
Other, net		422	5,470	8,767
Provision (Benefit) for Income Taxes		63,057	114,873	106,488
Overall effective tax rate (as a percent)		38.70%	38.50%	30.20%
Federal statutory tax rate (as a percent)		35.00%
Increase (decrease) in effective income tax rate (as a percent)		13.10%	(2.20%)
Foreign earnings repatriated to utilize both current and carryforward foreign tax credits		252,700
Foreign earnings repatriated to utilize both current and carryforward foreign tax credits which were previously subject to U.S. taxes		65,200
Increase in tax provision from continuing operations resulting from foreign tax credit carryforwards		63,504
Decrease in tax provision from current year foreign tax credits		(18,753)
Reversal of valuation allowances related to foreign tax credit carryforwards		(23,301)
Net increase in tax provision from continuing operations		21,450
Undistributed book earnings of foreign subsidiaries		52,103
Discrete tax benefit attributable to the exception of certain foreign earnings from U.S. federal taxation	4,025
Income tax period for amount after calculating cumulative effect of the changes on prior years, expected to be included in the determination of taxable income		4 years
Increase (decrease) in gross interest and penalties recorded		1,459	1,257	(8,477)
Accrued interest and penalties recorded		$ 4,874	$ 3,554